Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments
Schedule of trading derivative and used as hedge

	2024	2023
Assets
Swap Differential Receivables	16,710,659	12,360,719
Premiums on Unexercised Options	4,960,933	2,635,506
Forward Contracts and Others	18,534,707	14,298,496
Total	40,206,299	29,294,721

Liabilities
Swap Differential Payables	16,746,167	13,226,716
Premiums on Issued Options	4,455,074	2,685,361
Forward Contracts and Others	18,209,033	9,028,351
Total	39,410,274	24,940,428

Schedule of category

Breakdown by Category

Trading	2024			2023

	Notional Value (1)	Curve Value	Fair Value	Notional Value(1)	Curve Value	Fair Value
Swap	858,277,413	(5,247,457)	(35,508)	811,921,798	(1,927,124)	(865,997)
Assets	421,892,846	11,989,199	16,710,659	402,812,781	9,193,215	12,360,719
Interest Rate	212,769,602	8,288,494	9,155,516	188,604,258	5,054,833	6,383,261
Foreign Currency	207,863,441	3,593,516	7,449,012	212,970,458	4,136,463	5,977,193
Other	1,259,803	107,189	106,131	1,238,065	1,919	265
Liabilities	436,384,567	(17,236,656)	(16,746,167)	409,109,017	(11,120,339)	(13,226,716)
Interest Rates	300,101,297	(13,645,096)	(13,848,265)	262,437,458	(9,117,639)	(9,680,343)
Foreign Currency	133,470,413	(3,588,425)	(2,726,684)	143,788,702	(1,907,489)	(3,332,851)
Others	2,812,857	(3,135)	(171,218)	2,882,857	(95,211)	(213,522)
Options	538,580,487	(1,728,092)	505,859	857,662,210	(1,112,873)	(49,854)
Purchase Commitments	248,136,848	2,889,580	4,960,933	419,095,673	2,252,815	2,635,507
Foreign Currency Call Options	17,652,929	1,170,432	2,035,002	7,711,827	497,534	426,074
Foreign Currency Put Options	10,969,754	449,432	297,814	5,326,447	408,144	489,785
Other Call Options	25,078,274	769,593	2,530,004	89,142,771	661,537	1,183,085
Interbank Market	4,228,408	420,720	1,456,616	3,729,452	217,219	265,824
Others (2)	20,849,866	348,873	1,073,388	85,413,319	444,318	917,261
Put Option - Other	194,435,891	500,123	98,113	316,914,628	685,600	536,563
Interbank Market	553,161	111,802	80,262	543,157	46,852	30,439
Other (2)	193,882,730	388,321	17,851	316,371,471	638,748	506,124
Sale Commitments	290,443,639	(4,617,672)	(4,455,074)	438,566,536	(3,365,688)	(2,685,360)
Foreign Currency Call Options	10,516,526	(597,168)	(786,706)	3,453,152	(288,349)	(466,324)
Foreign Currency Put Options	11,046,513	(555,932)	(275,212)	4,642,411	(288,799)	(431,952)
Other Call Options	57,500,051	(2,868,865)	(3,203,477)	113,106,162	(2,029,925)	(999,258)
Interbank Market	21,145,788	(2,104,995)	(1,578,796)	17,295,280	(1,479,724)	(710,121)
Other (2)	36,354,263	(763,870)	(1,624,681)	95,810,882	(550,201)	(289,137)
Other Put Options	211,380,549	(595,707)	(189,679)	317,364,811	(758,615)	(787,826)
Interbank Market	1,395,691	(155,776)	(29,908)	370,221	(24,912)	(23,004)
Other (2)	209,984,858	(439,931)	(159,771)	316,994,590	(733,703)	(764,822)
Futures Contracts	785,337,224	-	-	325,170,915	-	-
Long Position	396,239,839	-	-	164,682,752	-	-
Exchange Coupon (DDI)	143,814,584	-	-	41,331,942	-	-
Interest Rates (DI1 and DIA)	135,768,788	-	-	48,254,715	-	-
Foreign Currency	106,481,787	-	-	68,838,058	-	-
Indexes (3)	7,717,797	-	-	5,269,712	-	-
Others	2,456,883	-	-	988,325	-	-
Short Position	389,097,385	-	-	160,488,163	-	-
Exchange Coupon (DDI)	143,814,584	-	-	41,331,942	-	-
Interest Rate (DI1 and DIA)	138,131,331	-	-	48,339,061	-	-
Foreign Currency	96,976,790	-	-	64,559,123	-	-
Index (3)	7,717,797	-	-	5,269,712	-	-
Treasury Bonds/Notes	2,456,883	-	-	988,325	-	-
Forward Contracts and Others	443,722,256	6,675,015	325,674	331,009,278	3,288,881	5,270,145
Purchase Commitments	226,379,907	13,065,871	18,534,707	167,191,253	17,249,113	14,298,496
Currencies	176,481,430	4,649,383	2,617,536	134,610,617	17,042,331	4,932,719
Other	49,898,477	8,416,488	15,917,171	32,580,636	206,782	9,365,777
Sale Commitments	217,342,349	(6,390,856)	(18,209,033)	163,818,025	(13,960,232)	(9,028,351)
Currencies	177,766,056	(5,934,009)	(6,151,264)	130,779,288	(13,211,003)	(1,766,190)
Other	39,576,293	(456,847)	(12,057,769)	33,038,737	(749,229)	(7,262,161)
(1)	Adjusted nominal value of the contracts minal value of updated contracts.
(2)	Includes index options, primarily options related to U.S. Treasury, stocks, and stock indices.
(3)	Includes Bovespa and S&P indices.

Schedule of derivatives financial instrument by counterparty

Notional				2024
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	248,822,684	408,569,543	200,885,186	858,277,413
Options	72,193,642	7,707,652	458,679,193	538,580,487
Futures Contracts	13,890,950	3,628,688	767,817,586	785,337,224
Forward Contracts and Others	180,609,297	193,284,055	69,828,904	443,722,256
(1)	Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Notional				2023
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	185,745,740	224,140,567	402,035,491	811,921,798
Options	37,900,600	2,114,539	817,647,071	857,662,210
Futures Contracts	9,280,965	-	315,889,950	325,170,915
Forward Contracts and Others	152,776,820	118,459,171	59,773,287	331,009,278
(1)	Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Schedule of derivatives financial instrument by maturity

Notional				2024
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	118,831,333	142,493,857	596,952,223	858,277,413
Options	80,264,346	375,497,526	82,818,615	538,580,487
Futures Contracts	415,684,910	197,209,979	172,442,335	785,337,224
Forward Contracts and Others	273,869,288	104,483,252	65,369,716	443,722,256

Notional				2023
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	148,297,616	146,064,207	517,559,975	811,921,798
Options	695,558,723	110,627,263	51,476,224	857,662,210
Futures Contracts	168,364,771	70,492,546	86,313,598	325,170,915
Forward Contracts and Others	187,900,674	90,382,978	52,725,626	331,009,278

Schedule of derivatives by market trading

Notional	Stock Exchanges (1)	Over-the-Counter Market	2024
			Total
Swap	167,924,413	690,353,000	858,277,413
Options	415,336,707	123,243,780	538,580,487
Futures Contracts	781,708,536	3,628,688	785,337,224
Forward Contracts and Others	55,754,746	387,967,510	443,722,256
(1)	Includes trades with B3 S.A.

Notional	Stock Exchanges (1)	Over-the-Counter Market	2023
			Total
Swap	93,891,621	718,030,177	811,921,798
Options	782,343,569	75,318,641	857,662,210
Futures Contracts	325,170,915	-	325,170,915
Forward Contracts and Others	28,054,581	302,954,697	331,009,278
(1)	Includes trades with B3 S.A.

Schedule of shareholders' equity

		2024		2023

	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap
Credit Swaps	4,421,208	16,153,307	3,456,614	10,293,916
Total	4,421,208	16,153,307	3,456,614	10,293,916

Schedule of credit event related to triggering events

		2024		2023
	Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total
Per Instrument
CDS	20,574,515	20,574,515	13,750,530	13,750,530
Total	20,574,515	20,574,515	13,750,530	13,750,530
By Risk Rating
Below Investment Grade	20,574,515	20,574,515	13,750,530	13,750,530
Total	20,574,515	20,574,515	13,750,530	13,750,530
By Reference Entity
Brazilian Government	20,574,515	20,574,515	13,750,530	13,750,530
Total	20,574,515	20,574,515	13,750,530	13,750,530

Schedule of hedge instrument

						12/31/2024
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	30,481	222,625	253,106	10,979	200,658	211,637
Loan Operations Hedge	30,481	222,625	253,106	10,979	200,658	211,637
Futures Contracts	160,951	43,416,076	43,577,027	(222,149)	38,332,070	38,109,921
Loan Operations Hedge	156,408	13,238,024	13,394,432	(54,560)	10,017,522	9,962,962
Securities Hedge	(142,206)	25,344,183	25,201,977	213,204	22,504,539	22,717,743
Funding Hedge	146,749	4,833,869	4,980,618	(380,793)	5,810,009	5,429,216

						12/31/2023
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	183,368	288,766	472,134	138,079	272,805	410,884
Loan Operations Hedge	183,368	288,766	472,134	138,079	272,805	410,884
Future Contracts	144,508	25,701,246	25,845,754	(3,535,965)	28,817,259	25,281,294
Loan Operations Hedge	2,497,014	12,759,016	15,256,030	(2,290,079)	15,593,616	13,303,537
Securities Hedge	(1,489,802)	2,496,723	1,006,921	623,749	579,793	1,203,542
Funding Hedge	(862,704)	10,445,507	9,582,803	(1,869,635)	12,643,850	10,774,215

(*)	The Bank employs market risk hedging strategies, the targets of which are assets in its portfolio, which is why we present the liabilities side of the respective instruments. For structures that have futures as instruments, we provide the balance of the daily adjustment calculated, recorded in the off-balance sheet account.

Schedule of cash flow hedge

	2024		2023
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
CDB	511,175	-	(69,919)	-
Total	511,175	-	(69,919)	-

Schedule of hedge instrument and hedge object

					Consolidated
					12/31/2024
					Hedge Instruments	Hedge Object
	Curve		Adjustment to	Curve		Accounting
Strategies	Value	Fair value	Fair value	Value	Fair value	Value
Future Contracts	(5,610)	79,915,645	79,910,035	(177,822)	77,474,456	77,296,634
Credit Operations Hedge	(73,277)	1,639,466	1,566,189	8,011	730,322	738,333
Hedge of Securities	(40,187)	35,717,857	35,677,670	56,491	27,556,993	27,613,484
Funding Hedge	107,854	42,558,322	42,666,176	(242,324)	49,187,141	48,944,817

					Consolidated
					12/31/2023
					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Swap Contracts	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Hedge of Securities	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Future Contracts	393,863	18,630,833	19,024,696	(1,327,113)	24,612,842	23,285,729
Credit Operations Hedge	2,138	2,431,537	2,433,675	(3,105,374)	7,619,634	4,514,260
Hedge of Securities	294,688	8,228,328	8,523,016	465,051	9,525,807	9,990,858
Funding Hedge	97,037	7,970,968	8,068,005	1,313,210	7,467,401	8,780,611

Schedule of composed federal public securities

Reference Value	2024	2023
Financial Treasury Bills - LFT	23,592,560	20,960,140
National Treasury Bills - LTN	6,891,750	2,122,045
National Treasury Notes - NTN	4,775,236	4,988,403
Total	35,259,546	28,070,588